Note 7 - Income Tax	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
7	Income tax
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2019	2018	2017

Current tax	299,692	343,104	184,016
Deferred tax	(97,240)	(113,897)	(100,432)
	202,452	229,207	83,584
From discontinued operations	-	-	(100,720)
	202,452	229,207	(17,136)

The tax on Tenaris’s income before tax differs from the theoretical amount that would arise using the tax rate in each country as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2019	2018	2017

Income before income tax	933,710	1,103,107	427,711

Tax calculated at the tax rate in each country	186,752	207,422	6,456
Effect of currency translation on tax base	53,296	77,552	(922)
Changes in the tax rates	(13)	1,824	(62,968)
Utilization of previously unrecognized tax losses	(547)	-	-
Tax revaluation, withholding tax and others	(37,036)	(57,591)	40,298
Tax charge	202,452	229,207	(17,136)

Effect of currency translation on tax base,
Tenaris applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets/liabilities and their carrying amounts in the financial statements. By application of this method, Tenaris recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries (mainly Argentina and Mexico), which have a functional currency different than their local currency. These gains and losses are required by IFRS even though the revalued / devalued tax bases of the relevant assets will not
result in any deduction / obligation for tax purposes in future periods.

Tax revaluation, withholding tax and others,
mainly includes a net tax income of
$66
and
$65
million for
2019
and
2018
respectively related to the tax revaluation regime in Argentina and Mexico; it also includes a charge of
$34
and
$26
million for
2019
and
2018
respectively related to withholding taxes for intra group international operations.

Changes in the tax rates
, in
2017
it includes mainly the effect of the changes in tax rate in Argentine and US subsidiaries for approximately
$46
million and
$15
million respectively.